UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

August 31, 2012

1.805761.108

CTM-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.6%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/7/12, VRDN (b)(e)	$ 1,100,000	$ 1,100,000
Connecticut - 56.9%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	2,000,000	2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.16% 9/7/12, LOC Citibank NA, VRDN (b)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.49% 9/7/12, LOC RBS Citizens NA, VRDN (b)(e)	4,710,000	4,710,000
Series 2004 B, 0.44% 9/7/12, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series Putters 3996, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Series WF 11 89C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	23,100,000	23,100,000
Series B, 0.13% 9/7/12 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,460,000	16,460,000
Connecticut Health & Ed. Rev. Series 2011 B, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	36,590,000	36,590,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Avon Old Farms Proj.):
Series A, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	15,120,000	15,120,000
Series B, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	5,805,000	5,805,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.23% 9/7/12, LOC Bank of America NA, VRDN (b)	1,100,000	1,100,000
(Choate Rosemary Hall Proj.) Series D, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	16,405,000	16,405,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.16% 9/7/12, LOC TD Banknorth, NA, VRDN (b)	13,470,000	13,470,000
(Gaylord Hosp. Proj.) Series B, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	16,665,000	16,665,000
(Greenwich Hosp. Proj.) Series C, 0.19% 9/7/12, LOC Bank of America NA, VRDN (b)	35,055,000	35,055,000
(Griffin Hosp. Proj.) Series C, 0.15% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	22,100,000	22,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Hamden Hall Country Day School Proj.) Series A, 0.23% 9/7/12, LOC RBS Citizens NA, VRDN (b)	$ 14,750,000	$ 14,750,000
(Hosp. for Spl. Care Proj.) Series E, 0.16% 9/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	10,510,000	10,510,000
(Masonicare Corp. Proj.):
Series C, 0.19% 9/4/12, LOC Manufacturers & Traders Trust Co., LOC Wells Fargo Bank NA, VRDN (b)	145,060,000	145,060,000
Series D, 0.21% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)	21,845,000	21,845,000
(Pierce Memorial Baptist Home Proj.) Series A, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	7,770,000	7,770,000
(Ridgefield Academy Proj.) Series A, 0.17% 9/7/12, LOC TD Banknorth, NA, VRDN (b)	10,490,000	10,490,000
(Sacred Heart Univ. Proj.) Series F, 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	19,045,000	19,045,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.16% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	146,890,000	146,890,000
(The Taft School Proj.) Series H, 0.25% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	7,525,000	7,525,000
(Wesleyan Univ. Proj.) Series H, 0.13% 9/7/12, VRDN (b)	5,005,000	5,005,000
(Yale Univ. Proj.):
Series T2, 0.15% 9/7/12, VRDN (b)	38,150,000	38,150,000
Series U2, 0.16% 9/7/12, VRDN (b)	20,525,000	20,525,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,200,000	9,200,000
Series K2, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	7,970,000	7,970,000
Series L1, 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	26,550,000	26,550,000
Series L2, 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	18,480,000	18,480,000
Participating VRDN:
Series BA 08 1080, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	13,114,000	13,114,000
Series BBT 08 17, 0.17% 9/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,150,000	10,150,000
Series BBT 08 32, 0.17% 9/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	14,360,000	14,360,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series EGL 02 6027 Class A, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	$ 19,805,000	$ 19,805,000
Series EGL 7 05 3031, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	60,400,000	60,400,000
Series Floaters 13 TP, 0.16% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(f)	21,900,000	21,900,000
Series MS 06 1884, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,540,000	2,540,000
Series Putters 3363, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,630,000	5,630,000
Series ROC II R 11854, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	11,010,000	11,010,000
Series Solar 07 27, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	25,640,000	25,640,000
Series 2007 B, 0.18% 9/7/12, LOC TD Banknorth, NA, VRDN (b)	7,425,000	7,425,000
Series 2007 D, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	10,710,000	10,710,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.16% 9/7/12, LOC HSBC Bank USA, NA, VRDN (b)	5,745,000	5,745,000
Series 2010, 0.17% 9/7/12, LOC HSBC Bank USA, NA, VRDN (b)	4,400,000	4,400,000
Participating VRDN Series Putters 4091, 0.24% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	15,255,000	15,255,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.18% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	30,095,000	30,095,000
Waterford Gen. Oblig. Participating VRDN Series Putters 4074, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,805,000	5,805,000
		1,012,174,000
Indiana - 0.2%
Indiana Hsg. & Cmnty. Dev. Auth. Participating VRDN Series MT 699, 0.31% 9/7/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,030,000	3,030,000
Kentucky - 0.1%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.2% 9/7/12, LOC PNC Bank NA, VRDN (b)(e)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.43% 9/7/12, VRDN (b)(e)	$ 1,100,000	$ 1,100,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.48% 9/7/12, LOC Cr. Industriel et Commercial, VRDN (b)	700,000	700,000
Ohio - 0.7%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.35% 9/7/12, VRDN (b)	5,000,000	5,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.26% 9/7/12 (Liquidity Facility Citibank NA), VRDN (b)(e)	7,000,000	7,000,000
		12,000,000
Puerto Rico - 4.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.14% 9/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	49,790,000	49,790,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.16% 9/7/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	27,000,000	27,000,000
		76,790,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2004, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	2,380,000	2,380,000
West Virginia - 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 A, 0.18% 9/7/12, LOC Deutsche Bank AG, VRDN (b)(e)	1,000,000	1,000,000
TOTAL VARIABLE RATE DEMAND NOTE		1,112,274,000
Other Municipal Debt - 28.7%

Connecticut - 28.2%
Avon Gen. Oblig. BAN 1.5% 10/30/12	7,000,000	7,013,990
Bethel Gen. Oblig. BAN 1% 11/15/12	6,480,000	6,490,840
Branford Gen. Oblig. BAN Series 2012, 1.5% 8/15/13	5,910,000	5,981,927
Brookfield Gen. Oblig. BAN 1.5% 1/25/13	7,795,000	7,833,757
Clinton Gen. Oblig. BAN 1.25% 2/12/13	3,700,000	3,714,935
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
0.4% tender 9/24/12, CP mode	$ 8,065,000	$ 8,065,000
0.4% tender 9/24/12, CP mode	500,000	500,000
Connecticut Gen. Oblig. Bonds:
Series 2001 C, 5.5% 12/15/12	1,500,000	1,522,453
Series 2002 D, 5.25% 11/15/12	2,560,000	2,586,013
Series 2002 E, 5.5% 11/15/12	3,190,000	3,224,173
Series 2003 B, 5% 4/15/13 (Pre-Refunded to 4/15/13 @ 100)	5,000,000	5,147,774
Series 2003 C, 5% 5/1/13	1,050,000	1,083,327
Series 2004 B:
5% 12/1/12	8,140,000	8,236,638
5% 6/1/13	550,000	569,369
Series 2004 C, 5% 4/1/13	3,500,000	3,597,834
Series 2004 D, 5% 12/1/12	3,355,000	3,394,960
Series 2006 D, 5% 11/1/12	2,000,000	2,015,929
Series 2006 F, 3.5% 12/1/12	500,000	504,042
Series 2007 A, 4% 5/1/13	590,000	604,373
Series 2007 B, 4% 5/1/13	1,100,000	1,127,392
Series 2007 E, 5% 3/15/13	2,670,000	2,738,486
Series 2008 A, 3.25% 4/15/13	800,000	814,802
Series 2008 C, 4.5% 11/1/12	1,500,000	1,510,747
Series 2009 A:
3% 1/1/13	1,075,000	1,085,001
4% 1/1/13	350,000	354,177
5% 1/1/13	27,390,000	27,827,512
5% 1/1/13	28,750,000	29,209,378
5% 2/15/13	400,000	408,580
5% 3/1/13	1,000,000	1,023,752
Series 2011 A, 0.32% 5/15/13 (b)	14,200,000	14,210,543
Series 2011 E, 1.5% 11/1/12	20,000,000	20,042,544
Series 2012 A, 0.16% 4/15/13 (b)	11,800,000	11,800,000
Series 2012 C, 3% 6/1/13	2,145,000	2,188,493
Series D, 5.375% 11/15/12 (Pre-Refunded to 11/15/12 @ 100)	2,545,000	2,571,694
Connecticut Health & Ed. Rev. Bonds Series L, 2.5% 11/1/12	1,780,000	1,786,916
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.):
Series 2010 A3, 4%, tender 2/7/13 (b)	3,900,000	3,963,675
Series S1:
0.16% tender 10/5/12, CP mode	11,000,000	11,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.): - continued
Series S1: - continued
0.17% tender 9/6/12, CP mode	$ 21,100,000	$ 21,100,000
Connecticut Hsg. Fin. Auth. Bonds:
Series 2012 A:
0.17% 11/15/12	5,160,000	5,160,000
0.22% 5/15/13	5,250,000	5,250,000
Series 2012 D1, 0.22% 5/15/13	12,350,000	12,350,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Bonds Series 2009 A, 4% 1/1/13	2,015,000	2,039,515
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Bonds Series 2012 A. 2% 1/1/13	1,755,000	1,763,419
Connecticut Resource Recovery Auth. Resource Recovery Rev. Bonds (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 3% 11/15/12 (e)	965,000	969,217
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 1991 B, 6.5% 10/1/12	500,000	502,513
Series 1992 B, 6.125% 9/1/12	3,070,000	3,070,000
Series 1998 A, 5.5% 10/1/12	8,410,000	8,446,311
Series 1998 B, 5.5% 11/1/12	5,180,000	5,225,363
Series 2005 A, 5% 7/1/13	2,000,000	2,079,200
Series 2009 1, 5% 2/1/13	5,220,000	5,323,553
Series 2009 A, 3% 12/1/12	1,265,000	1,273,643
Series 2010 A, 5% 11/1/12	5,000,000	5,039,578
Series 2011 B, 2% 12/15/12	45,075,000	45,298,066
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2003 B. 5% 10/1/12	2,500,000	2,509,762
Series 2009 C, 5% 10/1/12	2,995,000	3,006,517
Series 2011 A, 3.5% 1/1/13	1,165,000	1,177,831
Danbury Gen. Oblig. BAN Series 2012 A, 1.25% 7/26/13	2,500,000	2,522,618
Darien Gen. Oblig. Bonds Series 2012 B, 2% 2/1/13	620,000	624,421
East Hampton Ct BAN 0.5% 11/15/12	4,310,000	4,312,439
East Lyme Gen. Oblig. BAN 1.25% 7/25/13	3,450,000	3,480,807
Fairfield Gen. Oblig. BAN Series 2012, 1.5% 7/19/13	12,135,000	12,273,568
Glastonbury Gen. Oblig. Bonds Series 2010, 5% 5/15/13	1,320,000	1,364,176
Greenwich Gen. Oblig.:
BAN Series 2012, 1.5% 1/24/13	31,000,000	31,161,817
Bonds:
Series 2010, 3% 1/15/13	1,210,000	1,222,578
Series 2011, 5% 1/15/13	500,000	508,883
Series 2012, 2% 1/15/13	2,440,000	2,456,555
Hartford Gen. Oblig. Bonds Series 2012 A, 2% 4/1/13	2,500,000	2,523,446
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Ledyard Gen. Oblig. BAN 1.5% 10/15/12	$ 3,355,000	$ 3,359,621
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN Series 2012, 1.5% 1/9/13	7,825,000	7,859,085
Milford Gen. Oblig. BAN Series 2011 B, 1% 11/2/12	10,145,000	10,157,856
New Milford Gen. Oblig. BAN 1% 7/25/13	510,000	512,733
North Branford Gen. Oblig. BAN 2% 11/7/12	4,233,000	4,246,287
Oxford Gen. Oblig. BAN 1.5% 7/25/13	3,964,000	4,008,620
Redding Gen. Oblig. BAN 1.25% 3/25/13	1,750,000	1,758,349
Ridgefield Gen. Oblig. BAN Lot A, 1.5% 12/18/12	12,690,000	12,736,681
Shelton Gen. Oblig. Bonds Series 2011 B, 2% 10/15/12	3,565,000	3,572,530
South Windsor Gen. Oblig. BAN Series 2012, 2% 2/20/13	9,035,000	9,110,388
Stamford Gen. Oblig. Bonds Series 2011 B, 2% 12/15/12	3,000,000	3,015,113
Trumbull Gen. Oblig.:
BAN 1.25% 9/6/13 (a)	17,426,000	17,602,700
Bonds Series 2012, 2% 9/1/13 (a)	1,070,000	1,088,158
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2010 A, 5% 2/15/13	1,000,000	1,021,770
Series 2011 A, 5% 2/15/13	3,470,000	3,545,554
Vernon Gen. Oblig. BAN 2% 10/11/12	940,000	941,794
Watertown Gen. Oblig. BAN 2% 3/28/13	7,100,000	7,171,852
Windsor Locks Gen. Oblig. BAN 1% 4/4/13	750,000	752,859
Wolcott Gen. Oblig. BAN 1.5% 10/25/12	7,280,000	7,292,086
Woodbridge Gen. Oblig. BAN 1.5% 8/23/13	2,935,000	2,970,967
		502,511,825
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 9/18/12, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds Series 2001 B, 0.4% tender 9/26/12, CP mode (e)	2,700,000	2,700,000
		3,400,000
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 9/6/12, CP mode (e)	300,000	300,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 9/12/12, CP mode (e)	5,100,000	5,100,000
TOTAL OTHER MUNICIPAL DEBT		511,311,825
Investment Company - 13.6%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.19% (c)(d)	241,429,997	$ 241,429,997
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,865,015,822)		1,865,015,822
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(87,681,609)
NET ASSETS - 100%		$ 1,777,334,213
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 287,179
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2012, the cost of investment securities for income tax purposes was $1,865,015,822.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

August 31, 2012

1.805778.108

SNJ-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.4%
	Principal Amount	Value
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.35% 9/7/12, VRDN (c)	$ 950,000	$ 950,000
Florida - 0.4%
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	2,040,000	2,040,000
Minnesota - 0.2%
St. Paul Port Auth. District Cooling Rev. Series 2009 9BB, 0.19% 9/7/12, LOC Deutsche Bank AG, VRDN (c)	1,400,000	1,400,000
New Jersey - 47.0%
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,190,000	4,190,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.18% 9/7/12, LOC Bank of New York, New York, VRDN (c)	27,155,000	27,155,000
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.14% 9/7/12, LOC Barclays Bank PLC, VRDN (c)	9,000,000	9,000,000
Series 2003 A2, 0.14% 9/7/12, LOC Barclays Bank PLC, VRDN (c)	14,650,000	14,650,000
Series 2003 A3, 0.14% 9/7/12, LOC Barclays Bank PLC, VRDN (c)	7,100,000	7,100,000
Series 2003 A4, 0.14% 9/7/12, LOC Barclays Bank PLC, VRDN (c)	7,500,000	7,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.22% 9/7/12, LOC Citibank NA, VRDN (c)	1,700,000	1,700,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (Natural Gas Co. Proj.) Series 2011 A, 0.18% 9/4/12, VRDN (c)	3,100,000	3,100,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. (The Hun School of Princeton Proj.) Series 2004, 0.14% 9/7/12, LOC PNC Bank NA, VRDN (c)	3,045,000	3,045,000
New Jersey Edl. Facilities Auth. Rev. (Seton Hall Univ. Proj.) Series 2008 D, 0.13% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	6,540,000	6,540,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	24,925,000	24,925,000
Series 2008 C, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	7,100,000	7,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.14% 9/7/12, LOC PNC Bank NA, VRDN (c)	$ 1,060,000	$ 1,060,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.16% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,835,000	14,835,000
Series 2003 B, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	15,410,000	15,410,000
Series 2006 A4, 0.15% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	4,750,000	4,750,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2003 A3, 0.15% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,700,000	2,700,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.15% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	24,165,000	24,165,000
(Virtua Health Proj.) Series 2009 D, 0.15% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	1,800,000	1,800,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.17% 9/7/12, LOC Bank of America NA, VRDN (c)	9,315,000	9,315,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Putters 1734 B, 0.19% 9/7/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,480,000	2,480,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.2% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,800,000	18,800,000
Series 2009 B, 0.13% 9/7/12, LOC PNC Bank NA, VRDN (c)	6,800,000	6,800,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.14% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,600,000	11,600,000
Series 2009 D, 0.14% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	22,100,000	22,100,000
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500,000	2,500,000
		254,320,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey/Pennsylvania - 3.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.17% 9/7/12, LOC Bank of America NA, VRDN (c)	$ 10,700,000	$ 10,700,000
Series 2010 B, 0.17% 9/7/12, LOC Bank of America NA, VRDN (c)	6,000,000	6,000,000
		16,700,000
New York - 0.2%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.27% 9/7/12, LOC RBS Citizens NA, VRDN (c)	1,000,000	1,000,000
New York & New Jersey - 9.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BC 11 17B, 0.16% 9/7/12 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	1,310,000	1,310,000
Series MS 3264, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	7,650,000	7,650,000
Series Putters 1546, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,385,000	8,385,000
Series Putters 3862, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000,000	3,000,000
Series ROC II R 664, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,885,000	4,885,000
Series 1992 2, 0.22% 10/1/12, VRDN (c)(g)	6,900,000	6,900,000
Series 1997 1, 0.22% 10/1/12, VRDN (c)(g)	8,900,000	8,900,000
Series 1997 2, 0.22% 10/1/12, VRDN (c)(g)	10,400,000	10,400,000
		51,430,000
North Carolina - 0.4%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (c)	975,000	975,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Goodwill Cmnty. Proj.) Series 2002, 0.22% 9/7/12, LOC Bank of America NA, VRDN (c)	800,000	800,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.48% 9/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	200,000	200,000
		1,975,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.39% 9/7/12, VRDN (c)	1,800,000	1,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.14% 9/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)	$ 6,600,000	$ 6,600,000
Tennessee - 0.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.25% 9/4/12, LOC Bank of America NA, VRDN (c)	1,315,000	1,315,000
Texas - 0.4%
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,000,000	2,000,000
Virginia - 0.3%
Virginia Small Bus. Fing. Auth. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.23% 9/7/12, LOC Bank of America NA, VRDN (c)	1,900,000	1,900,000
TOTAL VARIABLE RATE DEMAND NOTE		343,430,000
Other Municipal Debt - 30.2%

Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 9/6/12, CP mode	800,000	800,000
Series 1993 B, 0.45% tender 9/26/12, CP mode	1,700,000	1,700,000
		2,500,000
New Jersey - 24.3%
Bergen County Gen. Oblig.:
BAN 0.75% 12/21/12	6,800,000	6,811,883
Bonds:
Series 2010 A, 2.5% 11/1/12	1,800,000	1,806,805
Series 2011 A, 2% 12/1/12	750,000	753,160
Bernardsville Gen. Oblig. BAN 2% 2/21/13	4,113,300	4,143,689
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2011, 2% 10/10/12	2,000,000	2,003,244
Burlington County Gen. Oblig.:
BAN Series 2012 C, 1.5% 9/6/13 (b)	8,004,800	8,105,901
Bonds Series 2007, 4.125% 9/1/12	1,000,000	1,000,000
Cape May Gen. Oblig. BAN 1.5% 7/19/13	4,600,000	4,644,298
Carteret Gen. Oblig. BAN 1.5% 10/19/12	2,600,000	2,601,857
Cliffside Park Gen. Oblig. BAN 1.5% 7/24/13	2,000,000	2,019,739
Englewood Gen. Oblig. BAN Series 2012 A, 1.5% 5/3/13	5,700,000	5,735,611
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Essex County Gen. Oblig. TAN Series 2012 A, 1% 11/16/12	$ 7,100,000	$ 7,112,173
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series 2003 A:
5.25% 11/1/12	875,000	882,252
5.25% 11/1/12 (Escrowed to Maturity)	1,025,000	1,033,495
Gloucester County Gen. Oblig. Bonds Series 2010, 2% 9/15/12	1,580,000	1,581,037
Highland Park Gen. Oblig. BAN 1.5% 11/2/12	6,900,000	6,908,931
Hopatcong Borough Gen. Oblig. BAN 1.5% 8/2/13	2,800,000	2,828,654
Lacey Township Gen. Oblig. BAN Series 2012 B, 1.25% 7/18/13	1,400,000	1,407,311
Mahwah Township Gen. Oblig. BAN 1.5% 8/9/13	1,400,000	1,416,476
Middlesex County Gen. Oblig. BAN 1.5% 6/6/13	2,281,000	2,301,783
Millburn Township Gen. Oblig. BAN 2% 1/11/13	4,113,288	4,132,724
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	3,500,000	3,500,862
New Jersey Bldg. Auth. State Bldg. Rev. Bonds Series 2002 B, 5.25% 12/15/12	700,000	709,936
New Jersey Edl. Facilities Auth. Rev. Bonds (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12	1,000,000	1,000,000
New Jersey Envir. Infrastructure Trust Bonds:
Series 2006 D, 5% 9/1/12	1,000,000	1,000,000
Series 2010 A, 5% 9/1/12	1,300,000	1,300,000
New Jersey Gen. Oblig. Bonds:
Series D, 6% 2/15/13	3,020,000	3,099,172
Series S, 5% 2/15/13	3,400,000	3,474,133
New Jersey Trans. Trust Fund Auth. Bonds Series 2005 A, 5.25% 12/15/12	4,300,000	4,361,842
North Brunswick Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/7/13	5,778,500	5,848,290
Ocean Township Gen. Oblig. BAN Series 2011, 1.5% 12/19/12	1,800,000	1,805,225
Passaic County Gen. Oblig. BAN Series 2011 C, 2% 12/28/12	5,500,000	5,529,143
Ramsey School District BAN 1.5% 7/22/13	2,500,000	2,516,512
Ridgewood Gen. Oblig. BAN 1.5% 6/21/13	3,200,000	3,226,325
Robbinsville Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/6/13	3,700,000	3,740,386
Rumson Gen. Oblig. BAN Series 2011 B, 1.5% 9/15/12	3,475,000	3,476,348
Rutgers State Univ. Rev. Series B, 0.16% 10/2/12, CP	5,300,000	5,300,000
South River Borough Gen. Oblig. BAN Series 2011 A, 1.5% 12/19/12	3,200,000	3,206,135
Sussex County Gen. Oblig. BAN 1.25% 6/28/13	3,400,000	3,428,975
Township of Lawrence BAN 1.5% 7/26/13	1,200,000	1,210,288
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Union County Gen. Oblig. Bonds:
Series 2012 A, 2% 3/1/13	$ 235,000	$ 236,980
Series 2012 C, 2% 3/1/13	820,000	826,908
Verona Township Gen. Oblig. BAN 1.5% 8/9/13	1,598,000	1,614,845
West Caldwell Township BAN 1.5% 7/11/13	1,810,960	1,825,785
		131,469,113
New York & New Jersey - 5.5%
Port Auth. of New York & New Jersey:
Bonds 162nd Series, 1.25% 9/15/12	500,000	500,194
Series B:
0.16% 10/4/12, CP	3,390,000	3,390,000
0.17% 10/10/12, CP	1,560,000	1,560,000
0.18% 11/14/12, CP	5,000,000	5,000,000
0.18% 12/5/12, CP	12,330,000	12,330,000
0.18% 12/11/12, CP	7,000,000	7,000,000
		29,780,194
TOTAL OTHER MUNICIPAL DEBT		163,749,307
Investment Company - 7.7%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.17% (d)(e)	41,632,000	41,632,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $548,811,307)		548,811,307
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(7,297,331)
NET ASSETS - 100%		$ 541,513,976
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,310,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 4.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series: 1992 2, 0.22% 10/1/12, VRDN	2/14/92	$ 6,900,000
1997 1, 0.22% 10/1/12, VRDN	8/9/02	$ 8,900,000
1997 2, 0.22% 10/1/12, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 48,302
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2012, the cost of investment securities for income tax purposes was $548,811,307.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

August 31, 2012

1.805776.108

NJS-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.8%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/7/12, VRDN (c)(f)	$ 1,400,000	$ 1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.22% 9/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (c)	2,500,000	2,500,000
		3,900,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.36% 9/4/12, VRDN (c)(f)	2,550,000	2,550,000
Delaware/New Jersey - 0.9%
Delaware River & Bay Auth. Rev. Series 2008, 0.13% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	18,800,000	18,800,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.24% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	3,200,000	3,200,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.21% 9/7/12, VRDN (c)(f)	8,000,000	8,000,000
Kentucky - 0.3%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.2% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	5,000,000	5,000,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.2% 9/7/12, LOC PNC Bank NA, VRDN (c)(f)	2,070,000	2,070,000
		7,070,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.19% 9/7/12, VRDN (c)(f)	2,000,000	2,000,000
New Jersey - 41.2%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.16% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.13% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	900,000	900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.17% 9/7/12, LOC Freddie Mac, VRDN (c)	4,000,000	4,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,185,000	$ 4,185,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.18% 9/7/12, LOC Bank of New York, New York, VRDN (b)(c)	43,795,000	43,795,000
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.23% 9/4/12, LOC Bank of America NA, VRDN (c)	11,885,000	11,885,000
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.14% 9/7/12, LOC Barclays Bank PLC, VRDN (c)	23,935,000	23,935,000
Series 2003 A2, 0.14% 9/7/12, LOC Barclays Bank PLC, VRDN (c)	33,200,000	33,200,000
Series 2003 A3, 0.14% 9/7/12, LOC Barclays Bank PLC, VRDN (c)	8,500,000	8,500,000
Series 2003 A4, 0.14% 9/7/12, LOC Barclays Bank PLC, VRDN (c)	12,100,000	12,100,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Duke Farms Foundation Proj.) Series 2009 A, 0.18% 9/4/12, LOC Northern Trust Co., VRDN (c)	2,000,000	2,000,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
(Natural Gas Co. Proj.):
Series 2011 B, 0.22% 9/4/12, VRDN (c)(f)	16,600,000	16,600,000
Series 2011 C, 0.22% 9/7/12, VRDN (c)(f)	17,400,000	17,400,000
(South Jersey Gas Co. Proj.) Series 2006-1, 0.2% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,800,000	16,800,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.21% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	11,550,000	11,550,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.15% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	8,800,000	8,800,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	17,025,000	17,025,000
(The Hun School of Princeton Proj.) Series 2004, 0.14% 9/7/12, LOC PNC Bank NA, VRDN (c)	9,525,000	9,525,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.23% 9/7/12, LOC Citibank NA, VRDN (c)(f)	62,500,000	62,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.21% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 10,000,000	$ 10,000,000
Series 2006 A, 0.21% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.13% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	22,855,000	22,855,000
Participating VRDN:
Series BC 11 117B, 0.16% 9/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	4,800,000	4,800,000
Series Putters 3922, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,335,000	4,335,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	41,630,000	41,630,000
Series 2008 C, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,455,000	2,455,000
(Barnabas Health Proj.) Series 2011 B, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,700,000	14,700,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.14% 9/7/12, LOC PNC Bank NA, VRDN (c)	7,355,000	7,355,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.16% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,415,000	17,415,000
Series 2003 B, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	6,500,000	6,500,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,800,000	9,800,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.16% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	1,200,000	1,200,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.15% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,085,000	6,085,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.15% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	10,625,000	10,625,000
(Virtua Health Proj.):
Series 2009 D, 0.15% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	11,000,000	11,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health Proj.):
Series 2009 E, 0.15% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	$ 6,000,000	$ 6,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.17% 9/7/12, LOC Bank of America NA, VRDN (c)	37,900,000	37,900,000
Series 2008 F, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	88,425,000	88,425,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Putters 1734 B, 0.19% 9/7/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	38,630,000	38,630,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.2% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	34,775,000	34,775,000
Series 2009 C, 0.15% 9/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)	10,900,000	10,900,000
Series 2009 D, 0.13% 9/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)	13,815,000	13,815,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.14% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	16,400,000	16,400,000
Series 2009 D, 0.14% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	114,050,000	114,050,000
Rutgers State Univ. Rev.:
Participating VRDN:
Series Putters 3445, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,500,000	2,500,000
Series RBC O 27, 0.15% 9/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	3,115,000	3,115,000
Series 2009 G, 0.18% 9/4/12 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	155,000	155,000
Salem County Poll. Cont. Fin. Auth. Rev.:
(Atlantic City Elec. Co. Proj.) Series 1997 B, 0.22% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,400,000	4,400,000
(Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.43% 9/7/12, VRDN (c)(f)	10,700,000	10,700,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.19% 9/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,140,000	7,140,000
Vineland Gen. Oblig. 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	16,415,000	16,415,000
		909,255,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey/Pennsylvania - 3.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.17% 9/7/12, LOC Bank of America NA, VRDN (c)	$ 31,880,000	$ 31,880,000
Series 2008 B, 0.16% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	26,930,000	26,930,000
Series 2010 B, 0.17% 9/7/12, LOC Bank of America NA, VRDN (c)	17,300,000	17,300,000
		76,110,000
New York - 0.9%
New York City Gen. Oblig. Series 2008 J8, 0.21% 9/4/12, LOC Landesbank Baden-Wuert, VRDN (c)	2,900,000	2,900,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 1998 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	12,200,000	12,200,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.56% 9/7/12, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,000,000	5,000,000
		20,100,000
New York & New Jersey - 10.8%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.27% 9/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	35,980,000	35,980,000
Series BA 08 1066, 0.31% 9/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,540,000	3,540,000
Series BA 08 1067, 0.27% 9/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,815,000	5,815,000
Series BA 08 1107, 0.27% 9/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	24,260,000	24,260,000
Series BC 11 17B, 0.16% 9/7/12 (Liquidity Facility Barclays Bank PLC) (a)(c)(g)	3,000,000	3,000,000
Series EGL 06 107 Class A, 0.22% 9/7/12 (Liquidity Facility Citibank NA) (c)(f)(g)	33,200,000	33,200,000
Series Putters 2945, 0.23% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,670,000	1,670,000
Series Putters 3114, 0.23% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,190,000	7,190,000
Series Putters 3162, 0.23% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	22,605,000	22,605,000
Series Putters 3172, 0.23% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	13,505,000	13,505,000
Series Putters 4001 Z, 0.23% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,155,000	7,155,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 4129, 0.23% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	$ 9,250,000	$ 9,250,000
Series Putters 4217, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,305,000	3,305,000
Series Solar 06 16, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,755,000	12,755,000
Series 1991 1, 0.25% 10/1/12, VRDN (c)(f)(h)	8,800,000	8,800,000
Series 1991 3, 0.25% 10/1/12, VRDN (c)(f)(h)	9,800,000	9,800,000
Series 1992 1, 0.22% 10/1/12, VRDN (c)(h)	6,800,000	6,800,000
Series 1995 3, 0.25% 10/1/12, VRDN (c)(f)(h)	9,400,000	9,400,000
Series 1995 4, 0.25% 10/1/12, VRDN (c)(f)(h)	10,500,000	10,500,000
Series 2006 4, 0.23% 9/7/12, VRDN (c)	10,000,000	10,000,000
		238,530,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.48% 9/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	900,000	900,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.39% 9/7/12, VRDN (c)	6,800,000	6,800,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.26% 9/7/12 (Liquidity Facility Citibank NA), VRDN (c)(f)	2,200,000	2,200,000
		9,000,000
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.14% 9/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)	26,650,000	26,650,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.16% 9/7/12, LOC Barclays Bank PLC NY Branch, VRDN (c)	5,700,000	5,700,000
		32,350,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.18% 9/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.25% 9/4/12, LOC Bank of America NA, VRDN (c)	1,900,000	1,900,000
		6,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.27% 9/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	$ 2,500,000	$ 2,500,000
TOTAL VARIABLE RATE DEMAND NOTE		1,341,165,000
Other Municipal Debt - 28.2%

Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 9/18/12, CP mode	900,000	900,000
Trimble County Poll. Cont. Rev. Bonds Series 2001 B, 0.4% tender 9/26/12, CP mode (f)	3,400,000	3,400,000
		4,300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 9/6/12, CP mode	3,740,000	3,740,000
Series 1993 B, 0.45% tender 9/26/12, CP mode	1,650,000	1,650,000
		5,390,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 9/6/12, CP mode (f)	2,500,000	2,500,000
Series A1, 0.4% tender 9/26/12, CP mode (f)	2,900,000	2,900,000
		5,400,000
New Jersey - 23.0%
Bergen County Gen. Oblig.:
BAN 0.75% 12/21/12	26,558,000	26,604,410
Bonds Series 2009 A, 3.25% 11/1/12	1,000,000	1,005,044
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2011, 2% 10/10/12	6,700,000	6,710,867
Burlington County Gen. Oblig. BAN Series 2012 C, 1.5% 9/6/13 (b)	32,200,000	32,606,686
Cape May Gen. Oblig.:
BAN 1.5% 7/19/13	18,145,000	18,319,736
Bonds Series 2012, 0.05% 8/15/13	1,900,000	1,894,578
Carteret Gen. Oblig. BAN 1.5% 10/19/12	8,888,000	8,894,347
Chatham Township Gen. Oblig. BAN 1.5% 7/19/13	6,478,000	6,538,669
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Cherry Hill Township Gen. Oblig. BAN Series 2011, 1.5% 10/17/12	$ 9,445,250	$ 9,457,892
Cliffside Park Gen. Oblig. BAN 1.5% 7/24/13	8,000,000	8,078,955
Cranbury Township Gen. Oblig. BAN 2% 1/11/13	5,666,000	5,692,372
Denville Township BAN 1.5% 10/19/12	7,231,970	7,241,975
East Greenwich Township BAN Series A, 2% 2/7/13	9,097,134	9,149,977
Englewood Gen. Oblig. BAN Series 2012 A, 1.5% 5/3/13	22,171,753	22,310,270
Essex County Gen. Oblig. TAN Series 2012 A, 1% 11/16/12	27,900,000	27,947,835
Florham Park Gen. Oblig. BAN 2% 1/24/13	7,714,000	7,762,081
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series 2003 A:
5.25% 11/1/12	2,845,000	2,868,578
5.25% 11/1/12 (Escrowed to Maturity)	3,255,000	3,281,976
Gloucester County Gen. Oblig. BAN Series 2011 A, 1.5% 9/27/12	9,500,000	9,508,479
Hopatcong Borough Gen. Oblig. BAN 1.5% 8/2/13	11,092,000	11,205,511
Hopewell Township Gen. Oblig. BAN:
1.25% 6/7/13	3,925,666	3,955,828
1.5% 1/18/13	9,350,000	9,393,547
Lacey Township Gen. Oblig. BAN Series 2012 B, 1.25% 7/18/13	5,400,000	5,428,199
Long Beach Township Gen. Oblig. BAN Series 2012 A, 2% 3/28/13	6,589,450	6,645,479
Madison Borough Gen. Oblig. BAN 2% 1/18/13	8,193,000	8,246,656
Mahwah Township Gen. Oblig. BAN 1.5% 8/9/13	5,400,000	5,463,550
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	11,500,000	11,502,832
New Jersey Bldg. Auth. State Bldg. Rev. Bonds:
Series 2002 B, 5.25% 12/15/12	2,800,000	2,839,745
Series 2007 A, 5% 6/15/13	1,085,000	1,124,650
New Jersey Edl. Facilities Auth. Rev. Bonds Series 2012 B, 2% 7/1/13	2,140,000	2,165,299
New Jersey Gen. Oblig. Bonds:
Series D, 6% 2/15/13	3,400,000	3,489,675
Series S, 5% 2/15/13	6,000,000	6,130,252
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2012, 3% 7/1/13	775,000	789,376
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2001 C, 5.75% 12/15/12	9,350,000	9,497,590
Series 2005 A, 5.25% 12/15/12	3,375,000	3,423,745
Series 2011 B, 4% 6/15/13	3,300,000	3,394,482
Series B, 5.25% 12/15/12	4,750,000	4,816,607
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
North Brunswick Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/7/13	$ 22,600,000	$ 22,872,951
Ocean City Gen. Oblig. BAN:
1.5% 6/21/13	9,350,000	9,426,933
2% 3/8/13	9,750,000	9,822,416
Ocean Township Gen. Oblig. BAN Series 2011, 1.5% 12/19/12	6,227,835	6,245,912
Passaic County Gen. Oblig.:
BAN Series 2011 C, 2% 12/28/12	20,181,000	20,287,933
Bonds:
Series 2011, 5% 5/1/13	2,450,000	2,524,781
Series 2012 A, 2% 4/1/13	1,025,000	1,033,893
Randolph Township Gen. Oblig. BAN 2% 3/27/13	7,980,000	8,053,451
Ridgewood Gen. Oblig. BAN 1.5% 6/21/13	12,573,300	12,676,735
Robbinsville Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/6/13	14,445,351	14,603,023
Rutgers State Univ. Rev. Series B, 0.16% 10/2/12, CP	20,700,000	20,700,000
Salem County Gen. Oblig. BAN 1.5% 9/14/12	450,000	450,077
Somerset County Gen. Oblig. Bonds Series 2012 B, 2% 7/15/13	1,820,000	1,846,632
South Orange Village Township Rev. BAN Series 2011 B, 2% 9/7/12	2,100,000	2,100,462
South River Borough Gen. Oblig. BAN Series 2011 A, 1.5% 12/19/12	11,245,000	11,266,559
Sussex County Gen. Oblig. BAN 1.25% 6/28/13	13,600,000	13,715,899
Township of Lawrence BAN 1.5% 7/26/13	4,752,000	4,792,739
Union County Gen. Oblig. Bonds Series 2012 B, 2% 3/1/13	4,060,000	4,094,204
Upper Saddle River Gen. Oblig. BAN 2% 2/22/13	3,870,000	3,898,748
Verona Township Gen. Oblig. BAN 1.5% 8/9/13	6,200,000	6,265,355
Wayne Township Wtr. Util. BAN 1.5% 9/14/12	7,000,000	7,001,901
West Caldwell Township BAN 1.5% 7/11/13	7,300,000	7,359,759
		506,428,113
New York & New Jersey - 4.5%
Port Auth. of New York & New Jersey:
Bonds:
131st Series, 5% 12/15/12 (f)	1,000,000	1,012,930
162nd Series, 1.25% 9/15/12	2,080,000	2,080,770
169th Series, 3% 10/15/12 (f)	5,500,000	5,517,635
Series A:
0.17% 11/7/12, CP (f)	21,035,000	21,035,000
0.18% 10/4/12, CP (f)	2,600,000	2,600,000
Other Municipal Debt - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series A:
0.18% 10/18/12, CP (f)	$ 7,460,000	$ 7,460,000
0.18% 12/3/12, CP (f)	16,145,000	16,145,000
0.18% 12/6/12, CP (f)	8,885,000	8,885,000
0.19% 11/19/12, CP (f)	8,105,000	8,105,000
0.19% 11/26/12, CP (f)	7,600,000	7,600,000
Series B:
0.17% 10/10/12, CP	5,500,000	5,500,000
0.18% 12/5/12, CP	5,800,000	5,800,000
0.18% 12/11/12, CP	7,510,000	7,510,000
		99,251,335
South Carolina - 0.1%
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 9/4/12, CP mode	1,800,000	1,800,000
TOTAL OTHER MUNICIPAL DEBT		622,569,448
Investment Company - 12.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.19% (d)(e)	272,671,000	272,671,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,236,405,448)		2,236,405,448
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(29,387,425)
NET ASSETS - 100%		$ 2,207,018,023
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 2.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1991 1, 0.25% 10/1/12, VRDN	6/18/91	$ 8,800,000
Series 1991 3, 0.25% 10/1/12, VRDN	12/3/03	$ 9,800,000
Series 1992 1, 0.22% 10/1/12, VRDN	2/14/92	$ 6,800,000
Series 1995 3, 0.25% 10/1/12, VRDN	9/15/95	$ 9,400,000
Series 1995 4, 0.25% 10/1/12, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 256,149
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2012, the cost of investment securities for income tax purposes was $2,236,405,448.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012